FINANCIAL INSTRUMENTS AND CONCENTRATION OF CREDIT RISK (Tables)	12 Months Ended
Mar. 31, 2012
Carrying Amounts and Fair Values of Financial Instruments

The carrying amounts and fair values of financial instruments as of March 31, 2012 and 2011 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
2012	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Assets:
Marketable securities (Notes 3 and 20)	¥4,936	¥4,934	$59,896	$59,871
Investments (Notes 3 and 20)	31,227	31,227	378,922	378,922
Foreign exchange contracts (Note 20)	74	74	898	898

Total assets	¥36,237	¥36,235	$439,716	$439,691

Liabilities:
Foreign exchange contracts (Note 20)	¥(12)	¥(12)	$(146)	$(146)
Long-term debt including current portion	(702)	(702)	(8,518)	(8,518)

Total liabilities	¥(714)	¥(714)	$(8,664)	$(8,664)

	Millions of Yen
2011	Carrying Amount	Fair Value

Assets:
Marketable securities (Notes 3 and 20)	¥4,840	¥4,840
Investments (Notes 3 and 20)	29,583	29,582
Foreign exchange contracts (Note 20)	24	24

Total assets	¥34,447	¥34,446

Liabilities:
Foreign exchange contracts (Note 20)	¥(49)	¥(49)
Long-term debt including current portion	(276)	(276)

Total liabilities	¥(325)	¥(325)